PROPERTY AND EQUIPMENT - Gain on disposal or sale of property and equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT.
Proceeds from sale of property and equipment	Rp 756	Rp 236	Rp 1,496
Net book value	(36)	(20)	(853)
Gain on sale of property and equipment	Rp 720	Rp 216	Rp 643